Net cash flow from operating activities - Summary of cash flow from operating activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Result before tax	€ 17,358	€ 8,385	€ 3,399
– Depreciation and amortisation	711	834	829
– Addition to loan loss provisions	1,861	516	2,675
– Other non-cash items in Result before tax	(6,332)	(1,190)	1,671
Taxation paid	(1,474)	(1,873)	(1,734)
– Loans and advances to banks, not available on demand	(5,837)	262	10,033
– Deposits from banks, not payable on demand	(26,976)	8,438	43,044
Net change in loans and advances to/ from banks, not available/ payable on demand	(32,813)	8,700	53,078
– Trading assets	(5,489)	(25)	(2,101)
– Trading liabilities	11,975	(5,596)	4,667
Net change in Trading assets and Trading liabilities	6,486	(5,620)	2,566
Loans and advances to customers	(19,297)	(27,860)	2,876
Customer deposits	25,057	10,339	39,740
– Non–trading derivatives	(5,469)	290	(1,440)
– Assets designated at fair value through profit or loss	45	(1,907)	(1,369)
– Assets mandatorily at fair value through profit or loss	(4,143)	1,650	(1,963)
– Other assets	(2,866)	(113)	1,082
– Other financial liabilities at fair value through profit or loss	9,886	(6,791)	1,189
– Provisions and other liabilities	(123)	(304)	(1,355)
Other	(2,671)	(7,175)	(3,856)
Net cash flow from/(used in) operating activities	€ (11,112)	€ (14,943)	€ 101,243